Income Taxes (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance	$ 35,000
Effective deferred tax rate	26.00%
Effective rate reduced percentage	0.00%
Net operating loss carryforwards	$ 135,000